Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events

Note 19    Subsequent events

Completion of the aquisition of OCS and Orange Studio by Canal+ Group

On January 9, 2023 Orange and the Canal+ Group announced the signature of a memorandum of agreement for the acquisition by the Canal+ Group of all the shares held by Orange in the OCS pay TV package and in Orange Studio, the film and series co-production subsidiary. The Canal+ Group will become the sole shareholder of both companies following this transaction.

On January 12, 2024, the French Competition Authority authorized the transaction subject to commitments made by the Canal+ group.

On January 31, 2024, Orange and the Canal+ Group completed this transaction, which should result in a loss of around 170 million euros in the Orange Group’s consolidated accounts. Following this transaction, the Canal+ group becomes the sole shareholder of both companies.

As part of this transaction, Orange has granted Canal+ standard and specific guarantees.

Favorable decision of the Spanish Constitutional Court on a tax dispute in progress

Orange Espagne has initiated a dispute over the measure limiting the use of tax loss carryforwards that was introduced since 2016 which limits the amount of tax losses that can be offset to 25% of taxable income (compared with 70% previously). Orange Espagne is claiming a total of around 180 million euros for fiscal years 2017 to 2021.

At December 31, 2023, no asset was recognized in relation to this dispute.

On January 18, 2024, the Constitutional Court (high court in the country) ruled that this measure was illegal. The National Court (Audiencia Nacional) will confirm this decision in the context of the dispute initiated by Orange Espagne.

Tax dispute in Spain on the business activity tax (IAE « Impuesto de Actividades Económicas »)

Orange Espagne contests the conformity of business activity tax (« Impuesto de Actividades Económicas ») with the European directives and claims the restitution of the amounts paid for this tax for the years 2003-2021. Orange Espagne has thus initiated various disputes relating to this tax.

On 5 February 2024, a favorable decision for Orange Espagne was issued by the National Court (Audiencia National) ordering the tax authorities to reimburse an amount of 174 million euros (including interest) for the years 2012 to 2018. The administration may appeal this decision within 30 days of the decision.

Disputes for years 2003-2011 and 2019-2021 remain open to date and follow specific procedures.